SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 27, 2013
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the three months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period June 30, 2012 through September 7, 2012
Share-based compensation expense	$1,401	$7,013	$12,501

	Successor		Predecessor
	For the nine months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period December 31, 2011 through September 7, 2012
Share-based compensation expense	$3,933	$7,013	$15,169

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Successor				Predecessor
	For the three months ended September 27, 2013		For the nine months ended September 27, 2013		For the period December 31, 2011 through September 7, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	$255.00	$255.00	N/A
Expected volatility	48.6%	49.2%	48.6%	49.1%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.8%	1.7%	1.3%	1.3%	0.8%
Expected life (in years)	6.5	6.2	6.5	6.2	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan for the nine months ended September 27, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	18,607	$255.00
Forfeited	1,503	$255.00
Outstanding at September 27, 2013	215,857	$222.51	7.4	$7,013
Vested or expected to vest at September 27, 2013	213,850	$222.21	7.4	$7,013
Exercisable at September 27, 2013	65,079	$147.24	3.6	$7,013
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.